STOCK-BASED COMPENSATION PLANS - Summary of stock option activity (Details 1) - Stock Options shares in Thousands	12 Months Ended
Dec. 31, 2015 $ / shares shares
Shares
Balance, December 31, 2014 | shares	5,928
Granted | shares	1,344
Exercised | shares	(856)
Forfeitures and post-vesting cancellations | shares	(911)
Balance, December 31, 2015 | shares	5,505
Exercisable, December 31, 2015 | shares	3,659
Weighted Average Exercise Price
Balance, December 31, 2014 | $ / shares	$ 7.07
Granted | $ / shares	9.17
Exercised | $ / shares	7.06
Forfeitures and post-vesting cancellations | $ / shares	8.50
Balance, December 31, 2015 | $ / shares	7.35
Exercisable, December 31, 2015 | $ / shares	$ 6.68